Note 14 - Mortgage Warehouse Credit Facilities (Details Textual) - Warehouse Credit Facilities [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000	$ 400,000
Facility C [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 500,000	$ 0